Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Investments [Abstract]
Schedule of Long-Term Investments

As at December 31, 2017 and 2018, long-term investments consisted of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Equity method investments
Yancheng Zexin Hotel Management Co., Ltd.	2,565,871	–	–
Tianjin GreenTree Tianbao Hotel Management Co., Ltd.	10,008,647	2,650,405	385,485
Steigenberger (Beijing) Hotel Management Co., Ltd. ("Steigenberger")	5,932,840	5,567,581	809,771
Cost method investments
Shanghai Liming Intelligent Technology Limited	300,000	300,000	43,633
Yibon Hotel Group Co., Ltd ("Yibon")	103,701,474	103,701,474	15,082,755
Total	122,508,832	112,219,460	16,321,644

Schedule of Condensed Financial Information of Groups Equity Investments	The Group summarized the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:
Balance sheet data:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Current assets	14,961,672	10,402,882	1,513,036
Non-current assets	39,741,645	15,038,080	2,187,198
Current liabilities	8,294,529	5,250,596	763,668
Non-current liabilities	11,214,974	3,581,957	520,974

8.    LONG-TERM INVESTMENTS (CONTINUED)

Operating data:	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Revenues	21,486,273	17,131,157	2,491,623
Gross profit	12,397,526	10,483,609	1,524,778
Operating loss	(1,976,331)	(2,760,962)	(401,565)
Net loss	(1,799,168)	(4,539,052)	(660,178)